Share option scheme and Restricted Stock Units - Narrative (Details) - GBP (£) £ in Millions	3 Months Ended
	Apr. 30, 2018	Apr. 30, 2017
Disclosure Of Share-Based Payment Arrangements [Abstract]
Number of share options capable of vesting	10,009,284
Share-based payment expense	£ 0.5	£ 0.3